Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty
Critical accounting judgements and key sources of estimation uncertainty
5.3 Critical accounting judgements and key sources of estimation uncertainty
In applying the Group’s accounting policies, which are described in Note 5.2: Summary of significant accounting policies, management is required to make judgements (other than those involving estimations) that have a significant impact on the amounts recognized and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
5.3.1 Critical Accounting Policies, Practices, and Estimate
The following is the critical judgement, apart from those involving estimations (which are presented separately below), that management has made in the process of applying the Group’s accounting policies and that has the most significant effect on the amounts recognized in financial statements:
•Note 5.5.2 Other revenues and Note 5.29 Refund liabilities: The recognition of other revenues and refund liabilities involves significant management judgement in estimating and updating the transaction price in accordance with IFRS 15. Management is required to assess the nature and amount of variable consideration and to determine whether such amounts are subject to the constraint on variable consideration. Variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Management reassesses the estimated transaction price and the application of the constraint at each reporting date. Revenue is only recognized when it is highly likely that it will not reverse in future, and this is a judgement required from management. In particular, Note 5.5.2 underlines the judgements made in applying accounting policies, which are most relevant with respect to the Research Collaboration and License Agreement with Pfizer.
5.3.2 Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty in the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:
•Note 5.15 Impairment testing: Impairment test of intangible and tangible assets and right of use assets: key assumptions underlying recoverable amounts. Budgets comprise forecasts of revenue, staff costs, and overheads based on current and anticipated market conditions that have been considered and approved by the Executive Committee and the Board of Directors. The revenue projections are inherently uncertain due to the short-term nature of the business and unstable market conditions. If the Group does not successfully develop vaccine candidates and receive regulatory approval, or if Valneva fails to successfully manufacture or commercialize approved vaccines, an impairment may be required. For the main estimates and sensitivities related to the impairment test regarding the CGU, see Note 5.15;
•Note 5.17 Inventories: Write-down analysis for inventories: For the assessment of write-down of raw material the current production plans have been taken into account. Raw material which will not be used before its expiry date is written down. For the assessment of write-downs of work in progress, finished goods, and purchased goods, the forecasted sales plans and a minimum shelf life at the time of the most current sales expectation are taken into account. In addition, inventories are assessed on the likelihood of the release of the relevant products. The Group manufactures inventories through a number of production sites and allocates production overheads to inventories on the basis of normal operating capacity, in line with IAS 2. Where actual production is below normal capacity, the related unallocated fixed overheads are recognised as an expense and excluded from inventory valuation. The assessment of what constitutes normal capacity, and whether under-absorption of overheads arises from below normal idle capacity rather than ordinary production variability, involves significant judgement. This assessment is based on expected production volumes, historical utilization levels, scheduled maintenance, temporary shutdowns, market conditions and other plant-specific factors.
•Note 5.23 Share-based compensation: Share-based payments and related expected employer contribution costs: assumption for fair value determination, including performance conditions, as well as the determination of accelerated vesting in the event of a change of control (as considered remote);
•Note 5.29 Refund liabilities: Recognition of the refund obligation related to the Pfizer Collaboration and License Agreement;
•Notes 5.30 Provisions and 5.33 Commitments and contingencies: Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources. In estimating the provision for onerous contracts, management makes assumptions regarding the likelihood of termination costs for certain agreements. In estimating the restructuring provisions management assesses the timing and amount of expected costs, including employee termination benefits, contract termination penalties, and other direct expenditures. In accordance with IAS 37, the Company recognizes contingent assets only when the inflow of economic benefits is virtually certain. Management applies significant judgment in evaluating whether claims for indemnities or reimbursements from Contract Manufacturing Organizations relating to the disposal of the Company’s products during manufacturing activities meet this threshold; accordingly, receivables and related income for claims associated with accidental disposal and spillage events are recognized only once formal acknowledgment of liability has been obtained.;
•Note 5.8.2 Research and development tax credits: The recognition of Research and development tax credits on other income integrated assumptions on the eligible expenses, reflecting the management’s best estimate of the final submission to the tax authority.
5.3.3 Measurements of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following Notes:
•Note 5.16: Financial instruments and
•Note 5.23: Share-based compensation